Refinancing and restructuring operations - Summary of Gross Carrying Amount of Modified Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets that have cured since modification and are now measured using 12-month ECL (Stage 1)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	$ 94,200	$ 294,263
ECL	1,373	2,003
Financial assets that reverted to (Stage 2/3) lifetime ECL having once cured
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	131,827	1,353,794
ECL	$ 6,204	$ 34,500